Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total	$ 1,558,109,298	$ 112,729,082	$ 41,656,670	$ 19,526,060	$ 1,732,021,110
Peru | National Superintendence of Customs and Tax Administration
Total	622,112,121	100,858,092			722,970,213
Peru | Agency of Environmental Evaluation and Auditing
Total	3,215,053				3,215,053
Peru | Supervisory Agency of Investment in Energy and Mining
Total	5,511,752				5,511,752
Peru | Ministry of Environment
Total			4,062,361		4,062,361
Peru | Ministry of Transport and Communications
Total			110,053		110,053
Peru | Social responsibility agreements with Regional and Local Governments
Total				1,135,429	1,135,429
Peru | Ministry of Energy and Mines
Total			36,872,038		36,872,038
Peru | Local government
Total	766,876				766,876
Mexico | Tax Administration Services - Government Agency
Total	926,501,906				926,501,906
Mexico | Mexican Geological Service - Government Agency
Total		$ 11,870,990			11,870,990
Mexico | Donations and contributions to local communities
Total				$ 18,390,631	18,390,631
Ecuador | Central government/Ecuador
Total	$ 1,590		10,019		11,609
Chile | Central government/Chile
Total			573,351		573,351
Argentina | Central government/Argentina
Total			$ 28,848		$ 28,848